RESERVES - Stock option transactions (Details)	12 Months Ended
	Sep. 30, 2019 item $ / shares	Sep. 30, 2018 item $ / shares	Sep. 30, 2017 item $ / shares
Number of Options
Balance outstanding, beginning | item	900,459	185,876	203,126
Options granted | item	255,000	803,400	0
Options exercised | item			(250)
Options expired/forfeited	(32,998)	(88,817)	(17,000)
Balance outstanding, ending | item	1,122,461	900,459	185,876
Balance exercisable | item	397,370
Weighted Average Exercise Price
Balance outstanding, beginning	$ 4.80	$ 44.53	$ 42.81
Options granted	3.77	3.94
Options exercised			(12.41)
Options expired/forfeited	(4.10)		(39.71)
Balance outstanding, ending	4.59	$ 4.80	$ 44.53
Balance exercisable	$ 5.88